July 22, 2021
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re: Vanguard Specialized Funds (the “Trust”)
2-88116
Commissioners:
Enclosed is the 111th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A (the “Amendment”), which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the “1933 Act”) . The purpose of this Amendment is to announce that the Vanguard Dividend Appreciation Index Fund (the “Fund”), a series of the Trust, will begin tracking the S&P U.S. Dividends Growers Index.
Pursuant to the requirements of 485(a)(1) under the 1933 Act, we request that this Amendment becomes effective on September 20, 2021. Prior to the effective date of the Amendment, Vanguard will submit Rule 485(b) filing that will address any of the SEC staff comments.
If you have questions or comments concerning the enclosed Amendment, please contact me at 484-618-9535 or laura_bautista@vanguard.com.
Sincerely,
/s/Laura A. Bautista
Laura A. Bautista
Associate Counsel
The Vanguard Group, Inc.
Enclosures
cc: Lisa N. Larkin
U.S. Securities and Exchange Commission